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February 21, 1996



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004
Attn:  Document Control - EDGAR

RE:  Rule 24f-2 Notice for IDS Certificate Company
     SEC File No. 33-26844
     IDS Investors Certificate

Ladies and Gentlemen:

[i]       In accordance with the provision of Rule 24f-2, IDS
          Certificate Company hereby files its Rule 24f-2
          Notice for the fiscal year ended December 31, 1995
          ("Fiscal Year").

[ii]      Amount of securities registered other than
          under 24f-2 which were unsold at the
          beginning of the fiscal year                $         -0-

[iii]     Amount of securities registered during the
          fiscal year other than under 24f-2          $         -0-

[iv]      Amount of securities sold during the fiscal
          year                                        $128,818,273*

[v]       Amount of securities sold pursuant to 24f-2 $128,818,273

[vi]      Fee      $128,818,273    x    0.00034483    $  44,420.41

*    Sales of $371,618,250 minus redemptions of $242,799,977
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Enclosed please find an opinion of counsel.

The filing fee in the amount of $44,420.41 has been sent by wire transfer.

If you have any questions, please contact me.  Thank you.

Sincerely,



Bruce A. Kohn
Vice President and General Counsel
(612) 671-2221

BAK/rjf